UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-01311
                                                    -----------

                             The GAMCO Mathers Fund
           ----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
           ----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
           ----------------------------------------------------------
                     (Name and address of agent for service)


       registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: DECEMBER 31

                   Date of reporting period: DECEMBER 31, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                               GAMCO MATHERS FUND

                                  ANNUAL REPORT
                                DECEMBER 31, 2005





TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of December 31, 2005 with a description of the factors that affected the performance during the past year.

PERFORMANCE DISCUSSION

      The GAMCO Mathers Fund total return for the year ended December 31, 2005 was 1.23% versus 4.91% for the Standard & Poor's 500 Index.

      The Fund had a 15.1% average net short portfolio structure during 2005 (9.3% long minus 24.4% short based on the average of quarter end data). The individual stock segments of the portfolio, both long and short, and the fixed income portion, which was limited to short-term U.S. Treasury bills and U.S. Treasury collateralized repurchase agreements, added to the Fund's total return in 2005. The short equity indexes segment had a negative return.

      During the year, a portion of the Fund's long common stock segment was invested in takeover-target companies subject to friendly, all cash tender or merger offers from acquiring companies. The Fund purchased these event-driven stocks after the deals were publicly announced, generally by financially strong, strategic buyers. Deal arbitrage stocks typically earn relatively attractive annualized returns, but are held for short time periods resulting in a disproportionately high portfolio turnover rate, which can be misleading.

      At year end 2005, stocks were 42.1% of assets, with 11.1% in long and 31.0% in short stock positions, resulting in a 19.9% net short exposure. The remainder of the portfolio, as has been the case for an extended time period, was invested in short-term U.S. Treasury bills and U.S. Treasury collateralized repurchase agreements awaiting investment opportunities to initiate new long and short positions. This compares to a 22.4% gross stock exposure (longs plus shorts) at year-end 2004, comprised of 10.7% long and 11.7% short with a 1.0% net short exposure (longs minus shorts).

                                                   Sincerely yours,


                                                   /s/ Bruce N. Alpert

                                                   Bruce N. Alpert
                                                   Executive Vice President
February 13, 2006

                                [GRAPHIC MISSING]
                               PLOT POINTS FOLLOW:

         GROWTH OF $10,000 INVESTMENT IN GAMCO MATHERS FUND (LOG SCALE)

          GAMCO MATHERS FUND               S&P 500 INDEX
                     $10,000                     $10,000
    65                12,121                      10,768
                      12,631                       9,685
                      24,331                      12,007
                      30,867                      13,335
                      29,015                      12,200
    70                29,588                      12,687
                      35,455                      14,504
                      41,172                      17,256
                      25,877                      14,730
                      17,957                      10,832
    75                28,201                      14,862
                      40,715                      18,408
                      46,496                      17,070
                      53,496                      18,193
                      78,403                      21,550
    80               109,989                      28,534
                     101,472                      27,134
                     116,548                      32,941
                     135,388                      40,360
                     131,889                      42,888
    85               168,124                      56,517
                     191,625                      67,095
                     243,431                      70,614
                     276,841                      82,309
                     305,644                     108,360
    90               337,510                     105,006
                     369,381                     136,921
                     380,866                     147,334
                     389,016                     162,158
                     366,091                     164,280
    95               391,769                     225,951
                     391,477                     277,825
                     403,248                     370,511
                     382,224                     476,898
                     404,074                     577,320
    00               424,366                     524,741
                     442,405                     462,376
                     390,399                     360,186
                     382,816                     463,521
                     378,843                     513,923
    05               383,484                     539,178



PERCENT AVERAGE ANNUAL TOTAL RETURNS *

                           1 YR     5 YRS    10 YRS   20 YRS    30 YRS  40 YRS**
                           ----     -----    ------   ------    ------  --------

GAMCO MATHERS FUND          1.23    (2.01)   (0.21)    4.21      9.09     9.45
Standard & Poor's 500       4.91     0.54     9.09    11.94     12.72    10.38


* ALL PERIODS ENDED 12/31/05. AVERAGE ANNUAL TOTAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND ARE NET OF EXPENSES. RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. PLEASE VISIT WWW.GABELLI.COM TO OBTAIN PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. THE STANDARD & POOR'S 500 IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

** FROM COMMENCEMENT OF INVESTMENT OPERATIONS ON AUGUST 19, 1965.


To Obtain a Copy of the Fund's Prospectus, Please Contact Gabelli Funds at One Corporate Center, Rye, NY 10580-1422, by Calling 800-GABELLI (800-422-3554) or Visit Our Website WWW.GABELLI.COM.

GAMCO  MATHERS  FUND
DISCLOSURE  OF FUND  EXPENSES  (UNAUDITED)
For the Six Month Period from July 1, 2005 through December 31, 2005
                                                                   EXPENSE TABLE
================================================================================


We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case -- because the hypothetical return used is NOT the Fund's actual return -- the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2005.

                     Beginning       Ending     Annualized    Expenses
                   Account Value  Account Value   Expense    Paid During
                      07/01/05       12/31/05      Ratio        Period*
--------------------------------------------------------------------------------
GAMCO MATHERS FUND
--------------------------------------------------------------------------------

ACTUAL FUND RETURN
GAMCO Mathers        $1,000.00      $1,005.50       2.20%       $11.12

HYPOTHETICAL 5% RETURN
GAMCO Mathers        $1,000.00      $1,014.12       2.20%       $11.17

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of December 31, 2005:

GAMCO MATHERS FUND - LONG POSITIONS               PERCENT

U.S. Government Obligations .......................  84.9
Repurchase Agreements .............................   3.2
Computer Software and Services ....................   2.4
Health Care .......................................   2.0
Environmental Services ............................   1.6
Financial Services ................................   1.3
Food and Beverage .................................   1.1
Entertainment .....................................   0.7
Broadcasting ......................................   0.7
Telecommunications ................................   0.6
Energy and Utilities ..............................   0.5
Equipment .........................................   0.2


GAMCO MATHERS FUND - SHORT POSITIONS               PERCENT

Exchange Traded Funds .............................  (9.2)
Equipment .........................................  (5.8)
Consumer Products .................................  (5.4)
Retail ............................................  (4.0)
Restaurants .......................................  (1.9)
Diversified Industrial ............................  (1.6)
Financial Services ................................  (1.1)
Home Furnishings ..................................  (0.7)
Entertainment .....................................  (0.7)
Automotive ........................................  (0.6)

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED SEPTEMBER 30, 2005. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities are available without charge, upon request, (i) by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

GAMCO MATHERS FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2005
================================================================================

                                                           MARKET
      SHARES                                  COST          VALUE
      ------                                  ----         ------
              COMMON STOCKS -- 11.1%
              BROADCASTING -- 0.7%
       5,000  DIRECTV Group Inc.+ ........ $    71,730    $    70,600
       8,000  Liberty Global Inc.,
                Cl. A+ ...................     176,356        180,000
                                           -----------    -----------
                                               248,086        250,600
                                           -----------    -----------
              COMPUTER SOFTWARE AND SERVICES -- 2.4%
       1,000  Anteon
                International Corp.+ .....      54,040         54,350
      15,000  CACI International Inc.,
                Cl. A+ ...................     825,930        860,700
                                           -----------    -----------
                                               879,970        915,050
                                           -----------    -----------
              ENERGY AND UTILITIES -- 0.5%
       1,000  Murphy Oil Corp. ...........      45,793         53,990
       3,000  Veolia Environnement, ADR ..     101,550        135,900
                                           -----------    -----------
                                               147,343        189,890
                                           -----------    -----------
              ENTERTAINMENT -- 0.7%
     100,000  Gemstar-TV Guide
                International Inc.+ ......     302,734        261,000
                                           -----------    -----------
              ENVIRONMENTAL SERVICES -- 1.6%
      20,000  Waste Management Inc. ......     562,671        607,000
                                           -----------    -----------
              EQUIPMENT -- 0.2%
       5,000  Ultratech Inc.+ ............      79,836         82,100
                                           -----------    -----------
              FINANCIAL SERVICES -- 1.3%
      30,000  New York Community
                Bancorp Inc. .............     529,163        495,600
                                           -----------    -----------
              FOOD AND BEVERAGE -- 1.1%
      20,000  Hain Celestial
                Group Inc.+ ..............     388,061        423,200
                                           -----------    -----------
              HEALTH CARE -- 2.0%
      10,000  Abbott Laboratories ........     427,750        394,300
       2,000  Abgenix Inc.+ ..............      43,490         43,021
       8,000  Baxter International
                Inc. .....................     265,459        301,200
                                           -----------    -----------
                                               736,699        738,521
                                           -----------    -----------
              TELECOMMUNICATIONS -- 0.6%
      10,000  ADC Telecommunications
                Inc.+ ....................     187,019        223,400
                                           -----------    -----------
              TOTAL COMMON STOCKS ........   4,061,582      4,186,361
                                           -----------    -----------
   PRINCIPAL
    AMOUNT
   --------
              SHORT-TERM OBLIGATIONS -- 88.1%
              REPURCHASE AGREEMENTS -- 3.2%
 $ 1,205,366  State Street Bank & Trust Co.,
                3.250%, dated 12/30/05,
                due 01/03/06,
                proceeds at maturity,
                $1,205,802 (a) ...........   1,205,366      1,205,366
                                           -----------    -----------
              U.S. GOVERNMENT OBLIGATIONS -- 84.9%
  32,000,000  U.S.  Treasury Bill,
                3.870%++, 01/19/06 (b) ...  31,935,822     31,935,822
                                           -----------    -----------
              TOTAL SHORT-TERM
                OBLIGATIONS ..............  33,141,188     33,141,188
                                           -----------    -----------
              TOTAL INVESTMENTS -- 99.2% . $37,202,770     37,327,549
                                           ===========
              OTHER ASSETS AND
                LIABILITIES (NET) -- 0.8% ...............     286,581
                                                          -----------
              NET ASSETS -- 100.0% ...................... $37,614,130
                                                          ===========

              SECURITIES SOLD SHORT -- (31.0)%
                                                            MARKET
      SHARES                                 PROCEEDS        VALUE
      ------                                 --------       ------
              COMMON STOCKS -- (31.0)%
              AUTOMOTIVE -- (0.6)%
      30,000  Ford Motor Co. ............. $   359,869    $   231,600
                                           -----------    -----------
              CONSUMER PRODUCTS -- (5.4)%
      25,000  Harley-Davidson Inc. .......   1,314,273      1,287,250
      15,000  Polaris Industries Inc. ....     721,408        753,000
                                           -----------    -----------
                                             2,035,681      2,040,250
                                           -----------    -----------
              DIVERSIFIED INDUSTRIAL -- (1.6)%
      15,000  Briggs & Stratton Corp. ....     540,607        581,850
                                           -----------    -----------
              ENTERTAINMENT -- (0.7)%
       5,000  Carnival Corp. .............     244,378        267,350
                                           -----------    -----------
              EQUIPMENT -- (5.8)%
      15,000  Black & Decker Corp. .......   1,194,493      1,304,400
      20,000  Toro Co. ...................     803,527        875,400
                                           -----------    -----------
                                             1,998,020      2,179,800
                                           -----------    -----------
              EXCHANGE TRADED FUNDS -- (9.2)%
      10,000  iShares Russell
                2000 Index ...............     683,221        666,900
      25,000  iShares S&P SmallCap
                600 Index ................   1,274,634      1,445,000
      10,000  MidCap SPDR Trust,
                Ser. 1 ...................   1,196,190      1,346,900
                                           -----------    -----------
                                             3,154,045      3,458,800
                                           -----------    -----------
              FINANCIAL SERVICES -- (1.1)%
      12,000  Morningstar Inc. ...........     280,962        415,680
                                           -----------    -----------
              HOME FURNISHINGS -- (0.7)%
       4,000  Ethan Allen Interiors Inc. .     157,125        146,120
       9,000  La-Z-Boy Inc. ..............     187,298        122,040
                                           -----------    -----------
                                               344,423        268,160
                                           -----------    -----------
              RESTAURANTS -- (1.9)%
      10,000  Cheesecake Factory Inc. ....     291,888        373,900
      10,000  McDonald's Corp. ...........     291,901        337,200
                                           -----------    -----------
                                               583,789        711,100
                                           -----------    -----------
              RETAIL -- (4.0)%
       3,000  Kohl's Corp. ...............     142,900        145,800
      10,000  The Home Depot Inc. ........     363,776        404,800
      15,000  Tiffany & Co. ..............     443,496        574,350
      15,000  Zale Corp. .................     427,593        377,250
                                           -----------    -----------
                                             1,377,765      1,502,200
                                           -----------    -----------
              TOTAL SECURITIES
                SOLD SHORT ............... $10,919,539    $11,656,790
                                           ===========    ===========
----------------
(a) Collateralized by U.S. Treasury Bond, 8.125%, due 08/15/19, market value $1,229,474.
(b) At December 31, 2005, $25,000,000 of the principal amount was pledged as collateral for securities sold short.
 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.
ADR  American Depository Receipt
SPDR Standard & Poor's Depository Receipts

                 See accompanying notes to financial statements.

                               GAMCO MATHERS FUND


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005
================================================================================

ASSETS:
  Investments, at value (Cost $37,202,770) ...............   $ 37,327,549
  Deposit at brokers .....................................      1,116,105
  Dividends and interest receivable ......................         17,777
  Receivable for investments sold ........................     10,919,539
  Other assets ...........................................          2,489
                                                             ------------
  TOTAL ASSETS ...........................................     49,383,459
                                                             ------------
LIABILITIES:
  Securities sold short (proceeds $10,919,539) ...........     11,656,790
  Payable for investment advisory fees ...................         32,063
  Payable for Fund shares redeemed .......................         17,217
  Dividends payable on securities sold short .............          7,675
  Payable for distribution fees ..........................          8,016
  Other accrued expenses and liabilities .................         47,568
                                                             ------------
  TOTAL LIABILITIES ......................................     11,769,329
                                                             ------------
  NET ASSETS applicable to 3,604,225
    shares outstanding ...................................   $ 37,614,130
                                                             ============
NET ASSETS CONSIST OF:
  Shares of beneficial interest, at $0.001 par value .....   $      3,604
  Additional paid-in capital .............................     59,137,330
  Accumulated net realized loss on investments
    and securities sold short ............................    (20,914,332)
  Net unrealized depreciation on securities sold short ...       (737,251)
  Net unrealized appreciation on investments .............        124,779
                                                             ------------
  NET ASSETS .............................................   $ 37,614,130
                                                             ============
  NET ASSET VALUE, offering and redemption price per share
   ($37,614,130 / 3,604,225 shares outstanding;
   unlimited number of shares authorized) ................         $10.44
                                                                   ======


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
================================================================================

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $373) ..............   $    43,877
  Interest ..............................................     1,051,232
  Other income ..........................................       248,376
                                                            -----------
  TOTAL INVESTMENT INCOME ...............................     1,343,485
                                                            -----------
EXPENSES:
  Investment advisory fees ..............................       393,547
  Distribution fees .....................................        98,387
  Dividends on securities sold short ....................       115,523
  Trustees' fees ........................................        56,197
  Shareholder communications expenses ...................        47,270
  Shareholder services fees .............................        40,596
  Legal and audit fees ..................................        37,753
  Registration fees .....................................        19,411
  Custodian fees ........................................        13,782
  Miscellaneous expenses ................................        19,457
                                                            -----------
  TOTAL EXPENSES ........................................       841,923
  Less: Custodian fee credits ...........................          (180)
                                                            -----------
  TOTAL NET EXPENSES ....................................       841,743
                                                            -----------
  NET INVESTMENT INCOME .................................       501,742
                                                            -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND SECURITIES SOLD SHORT:
  Net realized gain on investments ......................       460,950
  Net realized loss on securities sold short ............      (124,472)
  Net change in unrealized appreciation/
    depreciation on investments and securities sold short      (366,043)
                                                            -----------
  NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS AND SECURITIES SOLD SHORT ............       (29,565)
                                                            -----------
  NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS ...........................   $   472,177
                                                            ===========


STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                             YEAR ENDED         YEAR ENDED
                                                          DECEMBER 31, 2005  DECEMBER 31, 2004
                                                         ------------------  -----------------
OPERATIONS:
  Net investment income (loss) ........................   $    501,742          $   (292,952)
  Net realized gain on investments ....................        460,950               300,236
  Net realized loss on securities sold short ..........       (124,472)             (575,794)
  Net change in unrealized appreciation/depreciation on
     investments and securities sold short ............       (366,043)                1,130
                                                          ------------          ------------
  NET INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS .....................        472,177              (567,380)
                                                          ------------          ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income ...............................       (633,197)                   --
                                                          ------------          ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS .................       (633,197)                   --
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
  Net decrease in net assets from shares of
     beneficial interest transactions .................     (3,482,717)          (19,020,306)
                                                          ------------          ------------
  REDEMPTION FEES .....................................             28                    --
                                                          ------------          ------------
  NET DECREASE IN NET ASSETS ..........................     (3,643,709)          (19,587,686)
NET ASSETS:
  Beginning of period .................................     41,257,839            60,845,525
                                                          ------------          ------------
  End of period (including undistributed net investment
     income of $0 and $0, respectively) ...............   $ 37,614,130          $ 41,257,839
                                                          ============          ============

                 See accompanying notes to financial statements.

GAMCO MATHERS FUND
NOTES TO FINANCIAL STATEMENTS
================================================================================

1. ORGANIZATION. GAMCO Mathers Fund (the "Fund"), formerly the Gabelli Mathers Fund, was organized on June 17, 1999 as a Delaware statutory trust. The Fund commenced investment operations on October 1, 1999 as the successor to the Mathers Fund, Inc. (the "Mathers Fund") which was organized on March 31, 1965 as a Maryland corporation. The Mathers Fund commenced investment operations on August 19, 1965. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

GAMCO MATHERS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in the contract are included in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At December 31, 2005, there were no open futures contracts.

SECURITIES SOLD SHORT. The Fund may enter into short sale transactions. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. Securities sold short at December 31, 2005 are reflected in the Schedule of Investments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

GAMCO MATHERS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

CUSTODIAN FEE CREDITS. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset shown as "custodian fee credits".

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period when the differences arise. These reclassifications have no impact on the net asset value of the Fund and the calculation of net investment income per share in the Financial Highlights excludes these adjustments. For the year ended December 31, 2005, reclassifications were made to decrease accumulated net investment loss by $131,455 and to increase accumulated net realized loss on investments by $4,908, with an offsetting adjustment to additional paid-in capital.

The tax character of distributions of $633,197 paid during the year ended December 31, 2005 was ordinary income. No distributions were paid during the year ended December 31, 2004.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

As of December 31, 2005, the components of earnings/(losses) on a tax basis were as follows:

                 Capital loss carryforward ................   $(20,914,332)
                 Net unrealized appreciation/(depreciation)
                    of investments ........................        124,779
                 Net unrealized appreciation/(depreciation)
                    of securities sold short ..............       (737,251)
                                                              ------------
                 Total accumulated loss ...................   $(21,526,804)
                                                              ============

The Fund has a net capital loss carryforward for Federal income tax purposes at December 31, 2005 of $20,914,332. This capital loss carryforward is available to reduce future required distributions of net capital gains to shareholders. $7,533,490 is available through 2006; $12,430,175 is available through 2010; $670,201 is available through 2011; and $280,466 is available through 2012. For the year ended December 31, 2005, the Fund utilized net capital loss carryforwards of $336,478.

GAMCO MATHERS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

The following summarizes the tax cost of investments, proceeds of short sales, and related unrealized appreciation (depreciation) at December 31, 2005:


                                          GROSS        GROSS     NET UNREALIZED
                            COST/      UNREALIZED   UNREALIZED    APPRECIATION/
                         (PROCEEDS)   APPRECIATION DEPRECIATION  (DEPRECIATION)
                         ----------   ------------ ------------  --------------
 Investments ........  $ 37,202,770     $235,126   $  (110,347)    $ 124,779
 Short sales ........   (10,919,539)     298,218    (1,035,469)     (737,251)

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are the Adviser's affiliates.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. For the year ended December 31, 2005, the Fund incurred distribution costs payable to Gabelli & Company, Inc., an affiliate of the Adviser, of $98,387, or 0.25% of average daily net assets, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the year ended December 31, 2005, other than short-term securities, aggregated $6,136,160 and $4,926,211, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the year ended December 31, 2005, the Fund paid brokerage commissions of $24,275 to Gabelli & Company, Inc.

7. SHARES OF BENEFICIAL INTEREST. Transactions in shares of beneficial interest were as follows:

                                                             YEAR ENDED                         YEAR ENDED
                                                            DECEMBER 31, 2005                 DECEMBER 31, 2004
                                                       --------------------------      ----------------------------
                                                        SHARES          AMOUNT            SHARES          AMOUNT
                                                       --------       -----------      ----------      ------------
Shares sold ...........................................  75,743       $   802,570         239,007      $  2,532,625
Shares issued upon reinvestment of dividends ..........  49,507           515,369              --                --
Shares redeemed .......................................(454,828)       (4,800,656)     (2,043,820)      (21,552,931)
                                                       --------       -----------      ----------      ------------
  Net decrease ........................................(329,578)      $(3,482,717)     (1,804,813)     $(19,020,306)
                                                       ========       ===========      ==========      ============

Effective June 15, 2005, the Fund imposed a redemption fee of 2.00% on shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. (From November 1, 2004 through June 14, 2005, the Fund imposed a redemption fee on shares that were redeemed or exchanged within the sixtieth day after the date of a purchase.) The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the year ended December 31, 2005 amounted to $28.

The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems.

GAMCO MATHERS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

8. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the Securities and Exchange Commission (the "SEC") requesting information on mutual fund trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc., the Adviser's parent company, is responding to these requests for documents and testimony. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

GAMCO MATHERS FUND
FINANCIAL HIGHLIGHTS
================================================================================

Selected data for a share of beneficial interest outstanding throughout each period:

                                                                           YEAR ENDED DECEMBER 31,
                                                            ---------------------------------------------------------
                                                             2005         2004         2003        2002         2001
                                                            -------      -------     -------      -------     -------
OPERATING PERFORMANCE:
   Net asset value, beginning of period ..................  $ 10.49      $ 10.60     $ 10.81      $ 12.25     $ 12.05
                                                            -------      -------     -------      -------     -------
   Net investment income (loss) ..........................     0.13        (0.06)      (0.07)       (0.00)(a)    0.30
   Net realized and unrealized gain (loss)
     on investments ......................................       --        (0.05)      (0.14)       (1.44)       0.21
                                                            -------      -------     -------      -------     -------
   Total from investment operations ......................     0.13        (0.11)      (0.21)       (1.44)       0.51
                                                            -------      -------     -------      -------     -------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income .................................    (0.18)          --          --           --       (0.31)
                                                            -------      -------     -------      -------     -------
   Total distributions ...................................    (0.18)          --          --           --       (0.31)
                                                            -------      -------     -------      -------     -------
   REDEMPTION FEES .......................................     0.00(a)        --          --           --          --
                                                            -------      -------     -------      -------     -------
   NET ASSET VALUE, END OF PERIOD ........................  $ 10.44      $ 10.49     $ 10.60      $ 10.81     $ 12.25
                                                            =======      =======     =======      =======     =======
   Total return + ........................................    1.23%      (1.04)%     (1.94)%     (11.76)%        4.25%
                                                            =======      =======     =======      =======     =======
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) ..................  $37,614      $41,258     $60,846      $80,827     $97,893
   Ratio of net investment income to average net assets ..    1.27%      (0.61)%     (0.61)%      (0.00)%       2.45%
   Ratio of operating expenses to average net assets .....    2.14%        1.90%       1.67%        1.63%       1.35%
   Ratio of operating expenses to average net assets
      excluding the effect of dividends
      on securities sold short ...........................    1.85%        1.77%       1.64%        1.61%       1.33%
   Portfolio turnover rate ...............................     149%         176%        244%         776%      1,013%

-------------------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.
(a) Amount is less than $0.005 per share.

--------------------------------------------------------------------------------
                   2005 TAX NOTICE TO SHAREHOLDERS (Unaudited)

  For the fiscal year ended December 31, 2005, the Fund paid to shareholders an ordinary income dividend (comprised of net investment income and short-term capital gains) totaling $0.178. For the fiscal year ended December 31, 2005, 6.94% of the ordinary income dividend qualifies for the dividend received deduction available to corporations, and 6.93% of the ordinary income distribution was qualified dividend income.

  U.S. GOVERNMENT INCOME:

  The percentage of the ordinary income dividend paid by the Fund during fiscal year 2005 which was derived from U.S. Treasury securities was 81.82%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. GAMCO Mathers Fund met this strict requirement in 2005. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax advisor as to the applicability of the information provided to your specific situation.
--------------------------------------------------------------------------------

                 See accompanying notes to financial statements.

GAMCO MATHERS FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

To the Shareholders and Board of Trustees of GAMCO Mathers Fund

We have audited the accompanying statement of assets and liabilities of GAMCO Mathers Fund (the "Fund") (formerly The Gabelli Mathers Fund), including the schedule of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the Fund's custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of GAMCO Mathers Fund at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP

Philadelphia, Pennsylvania
February 14, 2006

                               GAMCO MATHERS FUND

    BOARD CONSIDERATION AND RE-APPROVAL OF MANAGEMENT AGREEMENT (UNAUDITED)


At its meeting on August 10, 2005, the Board of Trustees ("Board") of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees (the "independent trustees") who are not "interested persons" of the Fund. The following paragraphs summarize the material information and factors considered by the independent trustees as well as their conclusions relative to such factors.

NATURE, EXTENT, AND QUALITY OF SERVICES. The independent trustees considered information regarding the Fund's portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The independent trustees noted the experience, length of service, and reputation of the Fund's portfolio manager.

INVESTMENT PERFORMANCE. The independent trustees reviewed the short, medium, and long-term performance of the Fund since inception against a group of specialty diversified funds identified by the Lipper organization as being a peer group of funds and also against a much smaller group of funds identified by the portfolio manager as actively managed bear funds. The independent trustees determined that the Lipper peer group was not particularly helpful in assessing comparative performance of the Fund as it contained mostly arbitrage, long-short, or hedged funds and that the Fund did not appear to be managed in an actively bearish manner, but rather in a protective manner arising out of a deeply bearish long-term outlook on the part of the portfolio manager, coupled with a belief that short-term factors made near-term steep declines in the equity markets unlikely. The independent trustees accordingly requested that the Adviser identify over the next several months, for separate consideration by the trustees, alternative peer groups that the Adviser believes more accurately reflect the investment portfolio of the Fund and the investment philosophy of the portfolio manager with a view to having better comparative performance information in the future than the standard industry categorization provided. The independent trustees also requested that the Adviser explore methods of reducing the Fund's expense ratio. The trustees noted that the Fund's performance was substantially below average for all periods in comparison to the other funds in the Lipper specialty diversified funds universe, but was reasonable in comparison to actively bearish funds.

PROFITABILITY. The independent trustees reviewed summary data regarding the absence of profitability of the Fund to the Adviser. The trustees also noted that an affiliated broker of the Adviser received distribution fees and minor amounts of commissions from portfolio transactions.

ECONOMIES OF SCALE. The independent trustees noted that potential economies of scale were not relevant to the Fund at this time, in light of the steady erosion of Fund assets due to redemptions.

SHARING OF ECONOMIES OF SCALE. The independent trustees noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

                               GAMCO MATHERS FUND

                     BOARD CONSIDERATION AND RE-APPROVAL OF
                  MANAGEMENT AGREEMENT (UNAUDITED) (CONTINUED)

SERVICE AND COST COMPARISONS. The independent trustees compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund to similar expense ratios of the Lipper group of specialty diversified funds and noted that the Adviser's management fee includes substantially all administrative services of the Fund as well as investment advisory services of the Adviser. The trustees noted that the Fund's expense ratio was above average and the Fund's size was below average within this group. The trustees compared the management fee to the fee for other funds managed by the Adviser but did not compare it to the fees of other types of accounts, such as institutional separate accounts, managed by an affiliated adviser.

CONCLUSIONS. The independent trustees concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a performance record that was understandable in relation to the disclosures in the Fund's prospectus and periodic shareholder reports as to its purpose and the outlook of the portfolio manager. The independent trustees also concluded that although the Fund's expense ratios were higher than average and would be unusually high for a short-term fixed income fund if the Fund continued to be managed with a portfolio of that nature, they were reasonable in comparison with the available peer groups in light of the Fund's size, and that economies of scale were not a factor in their thinking. The trustees did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the independent trustees determined to recommend continuation of the investment management agreement to the full Board of Trustees. The independent trustees noted that they gave substantial consideration to the clarity of the Fund's disclosures regarding its objectives and investment outlook and that they would actively monitor the level of the Fund's short-term fixed income portfolio and the Fund's performance over the coming year.

GAMCO MATHERS FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
================================================================================

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about the Fund's Trustees and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to GAMCO Mathers Fund at One Corporate Center, Rye, NY 10580-1422.

                         TERM OF        NUMBER OF
NAME, POSITION(S)      OFFICE AND     FUNDS IN FUND
    ADDRESS 1            LENGTH OF   COMPLEX OVERSEEN     PRINCIPAL OCCUPATION(S)              OTHER DIRECTORSHIPS
    AND AGE           TIME SERVED 2     BY TRUSTEE        DURING PAST FIVE YEARS                HELD BY TRUSTEE 5
----------------      -------------  ----------------     ----------------------               -------------------
INTERESTED TRUSTEES: 3
-------------------
MARIO J. GABELLI, CFA  Since 1999          24        Chairman of the Board and Chief Executive   Director of Morgan Group
Trustee and Chairman                                 Officer of GAMCO Investors, Inc. and        Holdings, Inc. (holding
Age: 63                                              Chief Investment Officer - Value            company)
                                                     Portfolios of Gabelli Funds, LLC and
                                                     GAMCO Asset  Management Inc.; Chairman
                                                     and Chief Executive Officer of
                                                     Lynch Interactive Corporation
                                                     (multimedia and services)

HENRY G. VAN
  DER EB, CFA 4        Since 1976           4        Senior Vice President of GAMCO Investors,           --
Trustee, President and                               Inc. since August 2004; President and CEO of
Chief Executive Officer                              GAMCO Mathers Fund since 1999;
Age: 60                                              Senior Vice President and Portfolio Manager
                                                     of Gabelli Funds, LLC and GAMCO Asset
                                                     Management Inc. since 1999; Chairman of
                                                     Ned Davis Research Funds

NON-INTERESTED TRUSTEES:
-----------------------
E. VAL CERUTTI         Since 2001           7        Chief Executive Officer of Cerutti          Director of Lynch
Trustee                                              Consultants, Inc.; Adviser,                 Corporation (diversified
Age: 66                                              Iona College School of Business             manufacturing)

ANTHONY J. COLAVITA    Since 1999          34        Partner in the law firm of                         --
Trustee                                              Anthony J. Colavita, P.C.
Age: 70

VINCENT D. ENRIGHT     Since 1999          14        Former Senior Vice President and Chief      Director of Aphton Corporation
Trustee                                              Financial Officer of KeySpan Energy         (biopharmaceuticals)
Age: 62                                              Corporation

ANTHONY R. PUSTORINO   Since 1999          14        Certified Public Accountant;                Director of Lynch
Trustee                                              Professor Emeritus, Pace University         Corporation (diversified
Age: 80                                                                                          manufacturing)

WERNER J. ROEDER, MD   Since 1999          23        Medical Director of Lawrence                      --
Trustee                                              Hospital and practicing private physician
Age: 65

ANTHONIE C. VAN EKRIS  Since 1999          18        Chairman of BALMAC International, Inc.            --
Trustee                                              (commodities and futures trading)
Age: 71

GAMCO MATHERS FUND
ADDITIONAL FUND INFORMATION (UNAUDITED) (CONTINUED)
================================================================================

                          TERM OF        NUMBER OF
NAME, POSITION(S)       OFFICE AND     FUNDS IN FUND
    ADDRESS 1             LENGTH OF   COMPLEX OVERSEEN     PRINCIPAL OCCUPATION(S)
    AND AGE            TIME SERVED 2     BY TRUSTEE        DURING PAST FIVE YEARS
----------------       -------------  ----------------     ----------------------
OFFICERS:
--------
BRUCE N. ALPERT          Since 1999         --      Executive Vice President and Chief Operating
Executive Vice President                            Officer of Gabelli Funds, LLC since 1988 and
and Treasurer                                       an officer of all of the registered investment
Age: 54                                             companies in the Gabelli Funds complex. Director
                                                    and President of Gabelli Advisers, Inc. since 1998.

EDITH L. COOK 4          Since 1984         --      Vice President of GAMCO Mathers Fund
Vice President                                      since 1999.
Age: 64

HEIDI M. KOONTZ 4        Since 1995         --      Vice President of GAMCO Mathers Fund
Vice President                                      since 1999.
Age: 37

JAMES E. MCKEE           Since 1999         --      Vice President, General Counsel and Secretary
Vice President and                                  of GAMCO Investors, Inc. since 1999 and GAMCO
Secretary                                           Asset Management Inc. since 1993; Secretary
Age: 42                                             of all of the registered investment companies in
                                                    the Gabelli Funds complex.

ANNE E. MORRISSY, CFA 4  Since 1987         --      Executive Vice President of GAMCO Mathers Fund
Executive Vice President                            and Vice President of GAMCO Investors, Inc.
Age: 44                                             since 1999.

PETER D. GOLDSTEIN       Since 2004         --      Director of Regulatory Affairs for GAMCO Investors, Inc.
Chief Compliance Officer                            since 2004; Chief Compliance Officer of all of the registered
Age: 52                                             investment companies in the Gabelli Funds complex;
                                                    Vice President of Goldman Sachs Asset Management
                                                    from 2000 through 2004.

-------------
  1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
  2 Each Trustee will hold office for an  indefinite  term until the earliest of
    (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund's By-Laws and Declaration of Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified. Effective November 15, 2005, Mr. Karl Otto Pohl resigned from the Board of Trustees and now serves as Trustee Emeritus.
  3 "Interested person" of the Fund as defined in the Investment Company Act of 1940. Messrs. Gabelli and Van der Eb are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser.
  4 Address: 2801 Lakeside Drive, Suite 201, Bannockburn, IL 60015.
  5 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act.

--------------------------------------------------------------------------------
     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
================================================================================

     WHO ARE WE?
     The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and Gabelli Advisers, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER? If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE
        SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                             GABELLI FAMILY OF FUNDS

VALUE ________________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well-seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE ______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE ____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations less than $1 billion) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations less than $1.5 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GAMCO GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH _________________________
GAMCO GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above market average yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                       PORTFOLIO MANAGER: SUSAN M. BYRNE

SPECIALTY EQUITY ____________________________
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

SECTOR ______________________________________
GAMCO GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GAMCO GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of world-wide economic, financial, and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE _____________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN_________________________________
GAMCO MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (CLASS AAA-NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of the debt instrument. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME ________________________________
WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET __________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE GLOBAL FUNDS INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

 TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE FUND CAREFULLY
       BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                               GAMCO MATHERS FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                       Net Asset Value available daily by
                       calling 800-GABELLI after 6:00 P.M.

                                BOARD OF TRUSTEES

   Mario J. Gabelli, CFA                       Anthony R. Pustorino
   CHAIRMAN AND CHIEF                          CERTIFIED PUBLIC ACCOUNTANT
   EXECUTIVE OFFICER                           PROFESSOR EMERITUS,
   GAMCO INVESTORS, INC.                       PACE UNIVERSITY

   E. Val Cerutti                              Werner J. Roeder, MD
   CHIEF EXECUTIVE OFFICER                     MEDICAL DIRECTOR
   CERUTTI CONSULTANTS, INC.                   LAWRENCE HOSPITAL

   Anthony J. Colavita                         Henry G. Van der Eb, CFA
   ATTORNEY-AT-LAW                             PRESIDENT AND CHIEF
   ANTHONY J. COLAVITA, P.C.                   EXECUTIVE OFFICER
                                               GAMCO MATHERS FUND
   Vincent D. Enright
   FORMER SENIOR VICE PRESIDENT                Anthonie C. van Ekris
   AND CHIEF FINANCIAL OFFICER                 MANAGING DIRECTOR
   KEYSPAN ENERGY CORP.                        BALMAC INTERNATIONAL, INC.


                         OFFICERS AND PORTFOLIO MANAGER

   Henry G. Van der Eb, CFA                    Anne E. Morrissy, CFA
   PRESIDENT AND                               EXECUTIVE VICE PRESIDENT
   PORTFOLIO MANAGER
                                               Heidi M. Koontz
   Bruce N. Alpert                             VICE PRESIDENT
   EXECUTIVE VICE PRESIDENT
   AND TREASURER                               Edith L. Cook
                                               VICE PRESIDENT
   James E. McKee
   VICE PRESIDENT                              Peter D. Goldstein
   AND SECRETARY                               CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP



--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The GAMCO Mathers Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB1726Q405SR


                                                                           GAMCO


                                                                    GAMCO
                                                                    MATHERS
                                                                    FUND


                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2005

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Trustees has determined that Anthony R. Pustorino is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $28,300 in 2005 and $26,200 in 2004.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 in 2005 and $0 in 2004.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,600 in 2005 and $3,400 in 2004.

         Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2005 an $0 in 2004.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent auditors' engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Gabelli and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $68,600 in 2005 and $68,400 in 2004.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)       The GAMCO Mathers Fund

             -------------------------------------------------------------------
By (Signature and Title)*  /s/ Henry G. Van der Eb
                         -------------------------------------------------------
                           Henry G. Van der Eb, Chief Executive Officer


Date     March 8, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Henry G. Van der Eb
                         -------------------------------------------------------
                           Henry G. Van der Eb, Chief Executive Officer


Date     March 8, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Executive Vice President and Principal Financial Officer


Date     March 8, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.